Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average Summary Compensation Table Total for Non- PEO NEOs(1,4) ($)	Average Compensation Actually Paid to Non- PEO NEOs(1,5) ($)	Value of Initial Fixed $100 Investment Based On:			Company-Selected Measure Revenue (in thousands)(9) ($)
Year	Summary Compensation Table Total for PEO(1,2) ($)	Compensation Actually Paid to PEO(1,3) ($)			Total Stockholder Return (‘‘TSR’’)(6) ($)	Peer Group Total Stockholder Return(7) ($)	Net Income (Loss) (in thousands)(8) ($)

2025	22,958,907	159,731,806	17,508,025	20,697,225	210	113	128,365	2,347,637
2024	24,609,077	110,273,117	7,240,415	32,546,669	157	98	126,038	1,476,514
2023	14,401,411	21,357,371	6,529,846	8,030,837	58	76	(23,546)	872,000
2022	10,816,547	10,725,679	4,987,020	5,825,534	42	47	(65,678)	526,916
2021	15,230,255	26,759,950	3,330,464	741,286	42	90	(107,659)	271,878

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	Our PEO for all years covered by the table was Andrew Dudum, our Chief Executive Officer. Our NEOs for the years covered in the table are:
•2025: Yemi Okupe, our Chief Financial Officer; Mohamed Elshenawy, our Chief Technology Officer; Soleil Boughton, our Chief Legal Officer and Corporate Secretary; Mike Chi, our Chief Operating Officer (previously Chief Commercial Officer); Melissa Baird, our former Chief Operating Officer; and Nader Kabbani, our former Chief Operating Officer.
•2024 and 2023: Yemi Okupe, our Chief Financial Officer; Melissa Baird, our Chief Operating Officer; Soleil Boughton, our Chief Legal Officer and Corporate Secretary; and Mike Chi, our Chief Commercial Officer.
•2022: Yemi Okupe, our Chief Financial Officer (who joined the Company in January 2022); Melissa Baird, our Chief Operating Officer; Soleil Boughton, our Chief Legal Officer; Mike Chi, our Chief Commercial Officer; and Irene Becklund, our Senior Vice President, Controller.
•2021: Melissa Baird; Soleil Boughton; Irene Becklund; Spencer Lee, our former Chief Financial Officer; and Dr. Patrick Carroll, our Chief Medical Officer (who left the Company in January 2022 and returned in December 2022).

Peer Group Issuers, Footnote	The peer group used for this purpose is the Nasdaq Internet Index, as used in the Company’s performance graph in our Annual Report on Form 10-K. Total stockholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year. Our stock began publicly trading on January 21, 2021, which is the start of the measurement period for 2021.
PEO Total Compensation Amount	$ 22,958,907	$ 24,609,077	$ 14,401,411	$ 10,816,547	$ 15,230,255
PEO Actually Paid Compensation Amount	$ 159,731,806	110,273,117	21,357,371	10,725,679	26,759,950
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in the third column represent the amount of ‘‘compensation actually paid’’ to Mr. Dudum, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Mr. Dudum during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Dudum’s total compensation for each fiscal year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	(Subtract) Original Grant Date Fair Value of Stock Awards and Option Awards Granted in Year(a) ($)	Add Year-End Fair Value of Unvested Awards Granted in Year(b)(c) ($)	Add / (Subtract) Change in Fair Value of Unvested Equity Awards Granted in Prior Years(b)(c) ($)	Add Change in Fair Value of Vested Equity Awards(b)(c) ($)	Compensation Actually Paid to PEO ($)

2025	22,958,907	(21,635,352)	14,411,074	35,654,394	108,342,783	159,731,806
2024	24,609,077	(22,708,162)	38,874,531	58,118,906	11,378,765	110,273,117
2023	14,401,411	(12,421,771)	9,311,474	7,678,265	2,387,992	21,357,371
2022	10,816,547	($ 9,121,217)	10,957,883	($ 2,651,860)	724,326	10,725,679
2021	15,230,255	(15,597,595)	4,231,043	(16,837,455)	39,733,702	26,759,950
The grant date fair value of equity awards represents the total of the amounts reported in the ‘‘Stock Awards’’ and ‘‘Option Awards’’ columns, as applicable, in the Summary Compensation Table for the applicable fiscal year.
(b)No change in value for the following circumstances is included in the table as neither circumstance is applicable to the awards reported: (1) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (2) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. RSU awards are valued using the Company’s stock price at time of grant and subsequent valuations using the closing stock price as of the applicable year-end or vesting dates. Stock option awards are valued using Black-Scholes model or Monte Carlo simulation at the time of grant (as disclosed in footnote 1 to the Summary Compensation Table on page 48). Subsequent fair value calculations at year-end or vesting date also use the Black-Scholes model or Monte Carlo simulation, as applicable, based on the closing stock price, exercise price, volatility and risk-free rates determined as of applicable year-end or vesting dates. Performance-based options are valued using a Monte Carlo simulation model at time of grant and are also revalued using a Monte Carlo simulation at applicable year-end or vesting dates.
(c)These amounts reflect both the fair value of awards granted and vested in the covered year, as well as the year over year change in fair value for awards granted in prior years that vested in the covered year.

Non-PEO NEO Average Total Compensation Amount	$ 17,508,025	7,240,415	6,529,846	4,987,020	3,330,464
Non-PEO NEO Average Compensation Actually Paid Amount	$ 20,697,225	32,546,669	8,030,837	5,825,534	741,286
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in the fifth column represent the average amount of ‘‘compensation actually paid’’ to our NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to our NEOs as a group (excluding our PEO) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for our NEOs (other than our PEO) as a group for each fiscal year to determine the compensation actually paid, using the same methodology described above in Note 3:

Year	Average Reported Summary Compensation Table Total for non-PEO NEOs ($)	(Subtract) Original Grant Date Fair Value of Stock Awards and Option Awards Granted in Year(a) ($)	Add Year-End Fair Value of Unvested Awards Granted in Year(b)(c) ($)	Add/(Subtract) Change in Fair Value of Unvested Equity Awards Granted in Prior Years(b)(c) ($)	Add Change in Fair Value of Vested Equity Awards(b)(c) ($)	Average Compensation Actually Paid to non-PEO NEOs ($)

2025	17,508,025	(16,191,302)	9,637,448	4,636,289	5,106,765	20,697,225
2024	7,240,415	(6,137,832)	10,507,470	16,169,723	4,766,893	32,546,669
2023	6,529,846	(5,532,684)	4,147,353	1,678,072	1,208,250	8,030,837
2022	4,987,020	(4,316,629)	4,748,857	4,098	402,188	5,825,534
2021	3,330,464	(2,308,374)	376,134	($ 942,620)	285,682	741,286
The grant date fair value of equity awards represents the average of the total of the amounts reported for our NEOs (excluding our PEO) in the ‘‘Stock Awards’’ and ‘‘Option Awards’’ columns, as applicable, in the Summary Compensation Table for the applicable fiscal year.
(b)See footnote (b) in immediately preceding table.
(c)See footnote (c) in immediately preceding table.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Total Stockholder Return
The following graph reflects the relationship between the PEO and average non-PEO NEO “compensation actually paid” (“CAP”) (in thousands), our cumulative Total Stockholder Return (“TSR”) and the TSR of the NASDAQ Internet Index (“Peer TSR”), assuming an initial fixed investment on January 21, 2021 of $100, for the fiscal years shown in the chart below.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income/(Loss)
The following graph reflects the relationship between the PEO and average non-PEO NEO CAP (in thousands) and our net income (loss) (in thousands) for the fiscal years shown in the chart below. While we are required by SEC rules to disclose the relationship between our net income and “compensation actually paid” to our NEOs, this is not a metric our compensation committee currently uses in evaluating our NEOs’ compensation.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Revenue
The following graph reflects the relationship between the PEO and average non-PEO NEO CAP (in thousands) and our GAAP revenue (in thousands) for the fiscal years shown in the chart below.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Total Stockholder Return
The following graph reflects the relationship between the PEO and average non-PEO NEO “compensation actually paid” (“CAP”) (in thousands), our cumulative Total Stockholder Return (“TSR”) and the TSR of the NASDAQ Internet Index (“Peer TSR”), assuming an initial fixed investment on January 21, 2021 of $100, for the fiscal years shown in the chart below.

Tabular List, Table	Revenue •Adjusted EBITDA •Stock price
Total Shareholder Return Amount	$ 210	157	58	42	42
Peer Group Total Shareholder Return Amount	113	98	76	47	90
Net Income (Loss)	$ 128,365,000	$ 126,038,000	$ (23,546,000)	$ (65,678,000)	$ (107,659,000)
Company Selected Measure Amount	2,347,637,000	1,476,514,000	872,000,000	526,916,000	271,878,000
PEO Name	Andrew Dudum	Andrew Dudum	Andrew Dudum	Andrew Dudum	Andrew Dudum
Additional 402(v) Disclosure	The dollar amounts reported in the second column are the amounts of total compensation reported for Mr. Dudum for each corresponding year in the ‘‘Total’’ column of the Summary Compensation Table for each covered fiscal year. Please refer to ‘‘Executive Compensation – Executive Compensation Tables – Summary Compensation Table.’’The dollar amounts reported in the fourth column represent the average of the amounts reported for our NEOs as a group (excluding our PEO) in the ‘‘Total’’ column of the Summary Compensation Table in each applicable year.Total stockholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year. Our stock began publicly trading on January 21, 2021, which is the start of the measurement period for 2021. No dividends were paid in 2021, 2022, 2023, 2024 or 2025.The dollar amounts reported represent the amount of net income or loss, as applicable, reflected in the Company’s audited financial statements for the applicable fiscal year.The dollar amounts reported represent the amount of revenue reflected in the Company’s audited financial statements for the applicable year, which consists of Online Revenue and Wholesale Revenue. Online Revenue represents the sales of products and services on our platform, net of refunds, credits, and chargebacks, and includes revenue recognition adjustments recorded pursuant to accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’), primarily relating to deferred revenue and returns reserve. Online Revenue is generated by selling directly to consumers through our websites and mobile applications. Our Online Revenue consists of products and services purchased by customers directly through our online platform. The majority of our Online Revenue is subscription-based, where customers agree to be billed on a recurring basis to have products and services automatically delivered to them. Wholesale Revenue represents non-prescription product sales to retailers through wholesale purchasing agreements. We sell only non-prescription products to wholesale partners. The Company has determined that Revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Stock price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (21,635,352)	$ (22,708,162)	$ (12,421,771)	$ (9,121,217)	$ (15,597,595)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,411,074	38,874,531	9,311,474	10,957,883	4,231,043
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,654,394	58,118,906	7,678,265	(2,651,860)	(16,837,455)
PEO | Change In Fair Value Of Vested Equity Awards in Prior Years And Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,342,783	11,378,765	2,387,992	724,326	39,733,702
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,191,302)	(6,137,832)	(5,532,684)	(4,316,629)	(2,308,374)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,637,448	10,507,470	4,147,353	4,748,857	376,134
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,636,289	16,169,723	1,678,072	4,098	(942,620)
Non-PEO NEO | Change In Fair Value Of Vested Equity Awards in Prior Years And Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,106,765	$ 4,766,893	$ 1,208,250	$ 402,188	$ 285,682